UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P. (A)		24	$115

Oil & Gas Equipment & Services – 0.7%
Key Energy Services, Inc. (A)		67	1,295
Larchmont Resources LLC (A)(B)(C)		2	594

			1,889

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)		32	403

Total Energy – 0.9%			2,407

TOTAL COMMON STOCKS – 0.9%			$2,407
(Cost: $2,404)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.4%
Pinnacle Agriculture Enterprises LLC (A)(B)		1,358	1,051

Total Consumer Staples – 0.4%			1,051

TOTAL PREFERRED STOCKS – 0.4%			$1,051
(Cost: $617)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.5%
Acosta, Inc., 7.750%, 10–1–22 (D)		$180	136
Lamar Media Corp., 5.375%, 1–15–24 (E)		681	712
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24		387	404

			1,252

Apparel Retail – 0.9%
Hot Topic, Inc., 9.250%, 6–15–21 (D)(E)		2,509	2,409

Automotive Retail – 0.8%
Allison Transmission, Inc., 5.000%, 10–1–24 (D)		315	323
Group 1 Automotive, Inc., 5.000%, 6–1–22		424	430
Penske Automotive Group, Inc., 5.500%, 5–15–26		218	217
Sonic Automotive, Inc., 5.000%, 5–15–23 (E)		1,379	1,312

			2,282

Broadcasting – 4.8%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22 (E)		2,289	2,352
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		54	53
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20 (E)		10,000	9,950
Cumulus Media, Inc., 7.750%, 5–1–19		2,000	550

			12,905

Cable & Satellite – 22.5%
Altice Financing S.A.:
6.625%, 2–15–23 (D)		832	883
7.500%, 5–15–26 (D)(E)		1,425	1,582
Altice S.A.:
7.250%, 5–15–22 (D)(F)	EUR	152	184
7.750%, 5–15–22 (D)(E)		$13,835	14,682
6.250%, 2–15–25 (D)(F)	EUR	184	229
7.625%, 2–15–25 (D)(E)		$11,190	12,309
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (D)		879	923
Block Communications, Inc., 6.875%, 2–15–25 (D)		269	289
Cablevision Systems Corp., 5.875%, 9–15–22 (E)		1,461	1,536
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (D)		485	515
Columbus International, Inc., 7.375%, 3–30–21 (D)		268	284

DISH DBS Corp.:
6.750%, 6–1–21 (E)	7,500	8,325
5.875%, 7–15–22 (E)	2,000	2,150
5.875%, 11–15–24	212	226
7.750%, 7–1–26	657	779
Neptune Finco Corp.:
10.125%, 1–15–23 (D)	831	964
6.625%, 10–15–25 (D)	394	433
10.875%, 10–15–25 (D)	794	956
Numericable – SFR S.A., 7.375%, 5–1–26 (D)(E)	4,194	4,550
Sirius XM Radio, Inc., 4.625%, 5–15–23 (D)(E)	4,586	4,718
VTR Finance B.V., 6.875%, 1–15–24 (D)(E)	3,584	3,799
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (D)	569	589

		60,905

Casinos & Gaming – 2.5%
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (D)	983	1,022
Studio City Finance Ltd., 8.500%, 12–1–20 (D)(E)	2,100	2,184
Wynn Macau Ltd., 5.250%, 10–15–21 (D)(E)	3,381	3,466

		6,672

Department Stores – 0.3%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21	2,224	895

Education Services – 2.7%
Laureate Education, Inc., 8.250%, 5–1–25 (D)(E)	6,858	7,355

Homefurnishing Retail – 0.9%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (D)(G)	1,569	1,428
0.000%, 7–15–20 (D)(G)	1,356	1,152

		2,580

Hotels, Resorts & Cruise Lines – 0.3%
Carlson Travel, Inc., 6.750%, 12–15–23 (D)	800	814

Leisure Facilities – 0.4%
AMC Entertainment Holdings, Inc.:
5.875%, 11–15–26 (D)	256	267
6.125%, 5–15–27 (D)	333	352
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (D)	471	498

		1,117

Movies & Entertainment – 2.5%
AMC Entertainment, Inc., 5.750%, 6–15–25 (E)	1,409	1,465
Cinemark USA, Inc.:
5.125%, 12–15–22 (E)	164	169
4.875%, 6–1–23 (E)	1,871	1,911
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (D)	523	582
WMG Acquisition Corp., 6.750%, 4–15–22 (D)(E)	2,472	2,599

		6,726

Publishing – 0.6%
E.W. Scripps Co., 5.125%, 5–15–25 (D)	142	146
MDC Partners, Inc., 6.500%, 5–1–24 (D)	1,377	1,374

		1,520

Specialized Consumer Services – 1.7%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (D)(E)	1,396	1,445
5.000%, 2–1–25 (D)	457	469
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (D)(E)	2,677	2,777

		4,691

Specialty Stores – 0.9%
Cumberland Farms, Inc., 6.750%, 5–1–25 (D)	770	810
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (D)(E)(H)	1,766	1,740

Jo-Ann Stores, Inc., 8.125%, 3–15–19 (D)	23	23

		2,573

Total Consumer Discretionary – 42.3%		114,696
Consumer Staples
Food Distributors – 1.3%
Performance Food Group, Inc., 5.500%, 6–1–24 (D)	1,054	1,088
Simmons Foods, Inc., 7.875%, 10–1–21 (D)	1,000	1,063
U.S. Foods, Inc., 5.875%, 6–15–24 (D)	1,312	1,361

		3,512

Packaged Foods & Meats – 2.0%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (D)	200	189
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (D)(E)	1,892	1,774
5.750%, 6–15–25 (D)	1,794	1,686
Post Holdings, Inc.:
5.500%, 3–1–25 (D)	346	357
8.000%, 7–15–25 (D)	545	619
5.000%, 8–15–26 (D)	523	522
5.750%, 3–1–27 (D)	346	355

		5,502

Personal Products – 0.2%
Revlon Consumer Products Corp., 5.750%, 2–15–21	361	332
Revlon Escrow Corp., 6.250%, 8–1–24	248	216

		548

Tobacco – 0.7%
Prestige Brands, Inc., 5.375%, 12–15–21 (D)(E)	1,820	1,877

Total Consumer Staples – 4.2%		11,439
Energy
Integrated Oil & Gas – 0.2%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
6.125%, 1–17–22	92	95
7.375%, 1–17–27	471	498

		593

Oil & Gas Drilling – 1.2%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (D)(E)	617	546
9.875%, 4–1–22 (D)	991	961
Noble Holding International Ltd., 7.750%, 1–15–24	459	362
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (D)(E)(I)	3,385	1,168
Offshore Group Investment Ltd., 0.000%, 11–1–19 (J)	883	—
Rowan Cos., Inc. (GTD by Rowan plc), 7.375%, 6–15–25	277	259
Trinidad Drilling Ltd., 6.625%, 2–15–25 (D)	23	22

		3,318

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (D)	1,862	1,927
SESI LLC, 7.125%, 12–15–21	493	470

		2,397

Oil & Gas Exploration & Production – 4.2%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (D)	1,239	1,114
California Resources Corp., 8.000%, 12–15–22 (D)	1,178	745
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC), 5.000%, 9–15–22	1,226	1,203
Crownrock L.P., 7.750%, 2–15–23 (D)	369	389
EnCana Corp., 6.500%, 8–15–34	512	585
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (D)(E)	2,087	2,160
8.125%, 9–15–23 (D)	340	359
Gulfport Energy Corp., 6.625%, 5–1–23	112	112
Laredo Petroleum, Inc.:
7.375%, 5–1–22 (E)	2,596	2,622
6.250%, 3–15–23	339	336
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	142	148
Ultra Resources, Inc.:
6.875%, 4–15–22 (D)	801	795
7.125%, 4–15–25 (D)	236	233
Whiting Petroleum Corp., 5.750%, 3–15–21	543	510

		11,311

Oil & Gas Refining & Marketing – 1.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24 (D)	243	247
6.125%, 10–1–24	225	229
PDC Energy, Inc., 6.125%, 9–15–24 (D)	179	182
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (D)	1,334	1,391
6.750%, 5–1–23 (D)	1,951	2,024

		4,073

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P., 4.875%, 5–15–23	547	567

Total Energy – 8.2%		22,259
Financials
Consumer Finance – 3.1%
Creditcorp, 12.000%, 7–15–18 (D)(E)	5,248	4,513
CURO Financial Technologies Corp., 12.000%, 3–1–22 (D)(E)	2,000	2,100
Quicken Loans, Inc., 5.750%, 5–1–25 (D)(E)	1,688	1,743

		8,356

Diversified Capital Markets – 0.7%
Patriot Merger Corp., 9.000%, 7–15–21 (D)(E)	1,858	1,950

Insurance Brokers – 1.0%
NFP Corp., 6.875%, 7–15–25 (D)	2,803	2,831

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp., 5.875%, 12–29–49	315	334

Other Diversified Financial Services – 3.0%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7–1–19 (D)(H)	811	847
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (D)	1,237	1,364
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (D)(E)(H)	6,708	5,903

		8,114

Property & Casualty Insurance – 0.1%
Hub International Ltd., 7.875%, 10–1–21 (D)	200	208

Specialized Finance – 3.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (D)	306	321
5.450%, 6–15–23 (D)	217	236
7.125%, 6–15–24 (D)	306	336
6.020%, 6–15–26 (D)	435	479
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (D)(E)	2,909	2,880
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 6.750%, 6–15–22 (D)	340	350
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (D)(E)	4,985	4,736

		9,338

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (D)	1,220	1,251

Total Financials – 12.0%		32,382
Health Care
Health Care Facilities – 2.2%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	242	246
Greatbatch Ltd., 9.125%, 11–1–23 (D)(E)	1,423	1,516
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	183	197
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (D)	870	928
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (D)	623	675
Tenet Healthcare Corp.:
7.500%, 1–1–22 (D)	164	178
8.125%, 4–1–22 (E)	2,087	2,217

		5,957

Health Care Supplies – 2.8%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (D)(E)	2,213	2,489
Universal Hospital Services, Inc., 7.625%, 8–15–20 (E)	5,152	5,236

		7,725

Pharmaceuticals – 2.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (D)(E)	2,891	492
7.000%, 4–15–23 (D)	154	22
IMS Health, Inc., 5.000%, 10–15–26 (D)	525	541
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (D)	1,061	1,118
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20	729	717
5.500%, 3–1–23 (D)	48	41
VPII Escrow Corp., 7.500%, 7–15–21 (D)	829	803
VRX Escrow Corp.:
5.375%, 3–15–20 (D)	1,096	1,056
5.875%, 5–15–23 (D)	777	666
6.125%, 4–15–25 (D)	1,466	1,241

		6,697

Total Health Care – 7.5%		20,379
Industrials
Aerospace & Defense – 2.0%
KLX, Inc., 5.875%, 12–1–22 (D)(E)	2,475	2,599
Park Aerospace Holdings Ltd., 5.250%, 8–15–22 (D)	92	96
TransDigm, Inc., 6.500%, 5–15–25	471	479
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.500%, 7–15–24	2,260	2,334

		5,508

Air Freight & Logistics – 0.4%
XPO Logistics, Inc.:
6.500%, 6–15–22 (D)	577	606
6.125%, 9–1–23 (D)	315	328

		934

Building Products – 1.9%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (D)	235	255
7.000%, 9–30–26 (D)	235	258
Ply Gem Industries, Inc., 6.500%, 2–1–22	1,670	1,746
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	174	197
6.125%, 7–15–23	2,044	2,141
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	436	455

		5,052

Diversified Support Services – 0.8%
Ahern Rentals, Inc., 7.375%, 5–15–23 (D)	1,896	1,555
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (D)	462	481
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	217	231

		2,267

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
9.875%, 2–1–21 (D)	389	423
5.625%, 5–1–22 (D)	339	347

		770

Research & Consulting Services – 0.3%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK), 7.625%, 5–15–22 (D)(H)	787	810

Security & Alarm Services – 1.5%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (D)(E)	3,826	4,157

Trading Companies & Distributors – 0.3%
HD Supply, Inc., 5.750%, 4–15–24 (D)	754	801

Total Industrials – 7.5%		20,299
Information Technology
Application Software – 1.5%
Ensemble S Merger Sub, Inc., 9.000%, 9–30–23 (D)	460	478
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (D)(E)	3,668	3,659

		4,137

Communications Equipment – 0.9%
West Corp., 5.375%, 7–15–22 (D)(E)	2,303	2,326

Data Processing & Outsourced Services – 3.0%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (D)	608	629
5.375%, 8–1–22 (D)(E)	1,853	1,872
Italics Merger Sub, Inc., 7.125%, 7–15–23 (D)(E)	5,170	5,262
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25(D)	468	482

		8,245

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (D)	884	911
NCR Escrow Corp.:
5.875%, 12–15–21 (E)	1,154	1,200
6.375%, 12–15–23 (E)	1,765	1,893

		4,004

Semiconductors – 0.5%
Micron Technology, Inc.:
7.500%, 9–15–23	882	986
5.500%, 2–1–25	414	437

		1,423

Technology Hardware, Storage & Peripherals – 0.7%
Western Digital Corp.:
7.375%, 4–1–23 (D)	215	236
10.500%, 4–1–24	1,278	1,508

		1,744

Total Information Technology – 8.1%		21,879
Materials
Aluminum – 2.0%
Constellium N.V.:
8.000%, 1–15–23 (D)(E)	1,892	1,949
5.750%, 5–15–24 (D)(E)	260	241
6.625%, 3–1–25 (D)	1,803	1,726
Kaiser Aluminum Corp., 5.875%, 5–15–24	173	182
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (D)	674	708
5.875%, 9–30–26 (D)	446	459

		5,265

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (D)	1,215	1,210
5.250%, 6–1–27 (D)	486	484

		1,694

Construction Materials – 1.1%
Eagle Materials, Inc., 4.500%, 8–1–26	179	183
Hillman Group, Inc. (The), 6.375%, 7–15–22 (D)(E)	3,027	2,906

		3,089

Diversified Chemicals – 0.9%
PSPC Escrow Corp., 6.500%, 2–1–22 (D)	879	908
PSPC Escrow II Corp., 10.375%, 5–1–21 (D)(E)	1,366	1,511

		2,419

Diversified Metals & Mining – 1.6%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK), 11.500%, 4–1–19 (D)(H)	2,738	27
Crystal Merger Sub, Inc., 7.625%, 10–15–21 (D)(E)	459	465
FMG Resources August 2006 Partners Ltd.:
4.750%, 5–15–22 (D)	913	916
5.125%, 5–15–24 (D)	974	974
Lundin Mining Corp.:
7.500%, 11–1–20 (D)(E)	1,215	1,277
7.875%, 11–1–22 (D)	584	637

		4,296

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp., 9.000%, 5–15–23 (D)(E)	1,956	1,859

Metal & Glass Containers – 1.9%
ARD Finance S.A., 7.125%, 9–15–23	248	265
BakerCorp International, Inc., 8.250%, 6–1–19 (E)	5,007	4,344
HudBay Minerals, Inc.:
7.250%, 1–15–23 (D)	188	194
7.625%, 1–15–25 (D)	282	295

		5,098

Paper Packaging – 0.5%
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (D)	321	334
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (D)	1,014	1,053

		1,387

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (D)	475	499

Steel – 0.1%
U.S. Steel Corp., 8.375%, 7–1–21 (D)	304	334

Total Materials – 9.6%		25,940
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	222	230

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK), 8.125%, 7–15–19 (D)(H)	570	572

Total Real Estate – 0.3%		802
Telecommunication Services
Alternative Carriers – 1.9%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	812	808
Level 3 Communications, Inc., 5.750%, 12–1–22 (E)	2,176	2,258
Level 3 Escrow II, Inc., 5.375%, 8–15–22	1,411	1,453
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	310	326
5.750%, 1–15–27 (D)	365	382

		5,227

Integrated Telecommunication Services – 12.7%
Frontier Communications Corp.:
6.250%, 9–15–21	10,811	9,649
10.500%, 9–15–22 (E)	4,155	3,963
7.125%, 1–15–23 (E)	195	162
6.875%, 1–15–25 (E)	562	443
11.000%, 9–15–25 (E)	1,564	1,451
GCI, Inc., 6.875%, 4–15–25 (E)	2,870	3,103
Sprint Corp.:
7.250%, 9–15–21 (E)	11,196	12,441
7.875%, 9–15–23 (E)	2,735	3,145

		34,357

Wireless Telecommunication Service – 1.9%
Sable International Finance Ltd., 6.875%, 8–1–22 (D)	2,198	2,374
Sprint Nextel Corp.:
9.000%, 11–15–18 (D)	99	108
7.000%, 8–15–20	218	240
11.500%, 11–15–21	178	228
T-Mobile USA, Inc.:
6.000%, 4–15–24	773	827
6.500%, 1–15–26 (E)	1,305	1,440

		5,217

Total Telecommunication Services – 16.5%		44,801

TOTAL CORPORATE DEBT SECURITIES – 116.2%		$314,876
(Cost: $313,001)

LOANS (K)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.796%, 7–25–22 (J)	955	912

Apparel Retail – 2.0%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 5.726%, 3–19–20	1,598	1,491
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 9.726%, 3–19–21	949	812
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19	38	8
6.171%, 7–30–19	14,533	3,118

		5,429

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.046%, 2–22–23	324	326

Department Stores – 1.3%
Belk, Inc. (ICE LIBOR plus 475 bps), 5.905%, 12–10–22	3,950	3,352

Education Services – 2.0%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 5.726%, 4–26–24	5,432	5,454

General Merchandise Stores – 2.7%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.968%, 2–3–24	2,973	2,877
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.710%, 1–26–25	2,335	2,256
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps), 7.313%, 2–8–19	4,531	2,107

		7,240

Home Furnishings – 0.8%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.179%, 11–8–24	2,244	2,234

Hotels, Resorts & Cruise Lines – 0.1%
Travel Leaders Group LLC (ICE LIBOR plus 525 bps), 6.476%, 1–19–24	137	137

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 5.793%, 8–26–22	1,162	1,172

Restaurants – 0.6%
NPC International, Inc., 0.000%, 4–18–25 (L)	307	310
NPC International, Inc. (ICE LIBOR plus 350 bps), 4.716%, 4–20–24	331	333
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.716%, 4–18–25	1,039	1,050

		1,693

Specialty Stores – 0.9%
Academy Sports + Outdoors, 0.000%, 7–2–22 (L)	291	225
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.172%, 7–2–22	582	450
5.220%, 7–2–22	416	322
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 5.226%, 7–2–22	174	134
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.391%, 10–21–23	1,215	1,208

		2,339

Total Consumer Discretionary – 11.2%		30,288
Consumer Staples
Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps), 6.980%, 6–22–22	883	893

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 9.546%, 10–21–22	979	983

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.046%, 6–30–22 (J)	748	722

Total Consumer Staples – 1.0%		2,598
Energy
Coal & Consumable Fuels – 1.7%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 6.795%, 3–28–22	3,087	2,935
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 7.796%, 12–16–20	1,782	1,572

		4,507

Oil & Gas Drilling – 0.6%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 6.922%, 5–16–20	1,936	1,734

Oil & Gas Equipment & Services – 1.2%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6–21–24	301	301
5.496%, 6–21–24	1,590	1,586
Larchmont Resources LLC (10.000% Cash or 10.000% PIK), 10.000%, 8–7–20 (C)(H)(J)	1,386	1,372

		3,259

Oil & Gas Exploration & Production – 1.5%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.686%, 8–23–21	3,879	4,098

Oil & Gas Storage & Transportation – 1.1%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 11.976%, 2–16–21	1,224	1,126
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 6.976%, 8–12–20	1,896	1,819

		2,945

Total Energy – 6.1%		16,543
Financials
Insurance Brokers – 0.2%
NFP Corp., 0.000%, 1–8–24 (L)	145	145
NFP Corp. (ICE LIBOR plus 350 bps), 4.796%, 1–8–24	459	460

		605

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 0.000%, 12–2–21 (L)	365	367

Total Financials – 0.3%		972
Industrials
Building Products – 0.3%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.226%, 3–27–22	1,146	1,008

Construction & Engineering – 0.2%
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.796%, 7–10–22 (J)	604	483

Industrial Conglomerates – 1.1%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.172%, 11–22–20	456	413
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.726%, 10–20–22	2,143	2,154
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.726%, 10–20–23	370	370

		2,937

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.796%, 1–30–23 (J)	3,719	3,719

Total Industrials – 3.0%		8,147
Information Technology
Application Software – 0.8%
TIBCO Software, Inc. (ICE LIBOR plus 450 bps), 5.730%, 12–4–20	2,118	2,126

Data Processing & Outsourced Services – 0.2%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.420%, 5–1–25	381	383

Internet Software & Services – 0.2%
Ancestry.com LLC (ICE LIBOR plus 825 bps), 9.460%, 10–19–24	608	620

IT Consulting & Other Services – 0.1%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 5.546%, 7–13–20	316	296

Total Information Technology – 1.3%		3,425
Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC (ICE LIBOR plus 750 bps), 8.702%, 8–20–21 (J)	545	529

Paper Packaging – 0.8%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.296%, 5–27–20	2,499	2,299

Total Materials – 1.0%		2,828

TOTAL LOANS – 23.9%		$64,801
(Cost: $79,160)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (M)	972	972

TOTAL SHORT-TERM SECURITIES – 0.4%		$972
(Cost: $972)

TOTAL INVESTMENT SECURITIES – 141.8%		$384,107
(Cost: $396,154)

BORROWINGS (N) – (43.5)%		(118,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		4,849

NET ASSETS – 100.0%		$270,956

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	2	$561	$594
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617	1,051
			$1,178	$1,645

The total value of these securities represented 0.6% of net assets at June 30, 2017.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $203,201 or 75.0% of net assets.

(E)	All or a portion of securities with an aggregate value of $132,158 have been pledged as collateral on open borrowings.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(G)	Zero coupon bond.

(H)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(I)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(J)	Securities whose value was determined using significant unobservable inputs.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Borrowings payable as a percentage of total investment securities is 30.7%.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	1,714	U.S. Dollar	1,290	7-24-17	Morgan Stanley International	$—	$32
Euro	356	U.S. Dollar	397	7-24-17	Morgan Stanley International	—	10
						$—	$42

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,813	$594	$—
Total Common Stocks	$1,813	$594	$—
Preferred Stocks	—	1,051	—
Corporate Debt Securities	—	314,876	—
Loans	—	57,064	7,737
Short-Term Securities	—	972	—
Total	$1,813	$374,557	$7,737
Liabilities
Forward Foreign Currency Contracts	$—	$42	$—
Payable for Borrowing	$—	$118,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-16	$17,062
Net realized gain (loss)	(433)
Net change in unrealized appreciation (depreciation)	459
Purchases	2,355
Sales	(8,826)
Amortization/Accretion of premium/discount	(75)
Transfers into Level 3 during the period	1,583
Transfers out of Level 3 during the period	(4,388)
Ending Balance 6-30-17	$7,737
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$214

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$7,737	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$396,154

Gross unrealized appreciation	15,987
Gross unrealized depreciation	(28,034)

Net unrealized depreciation	$(12,047)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2017